UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_]         Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported) ____________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

______________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

[✓]        Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001535434

BAMLL Commercial Mortgage Securities Trust 2025-HYT
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Leland F. Bunch, III (646) 855-3953

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 1 hereto is an agreed-upon procedures report, dated December 3, 2025, of Ernst & Young LLP, obtained by the depositor, which report sets forth the findings and conclusions, as applicable, of Ernst & Young LLP with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed on December 2, 2025 (the “Original Form ABS 15-G”) (see Accession Number 0001539497-25-003093), and is being filed to replace the report attached to the Original Form ABS 15-G as Exhibit 1—Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated December 2, 2025, of Ernst & Young LLP (the “Original AUP Report”). The Original AUP Report is hereby replaced in its entirety by the report filed as Exhibit 1 to this Form ABS-15G/A.

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: December 3, 2025	BANC OF AMERICA MERRILL LYNCH LARGE LOAN, INC.

	By:	/s/ Leland F. Bunch, III
		Name:	Leland F. Bunch, III
		Title:	Senior Vice-President (senior officer in charge of securitization of the depositor)

Exhibit 1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated December 3, 2025, of Ernst & Young LLP.